Subsequent Events	3 Months Ended	9 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

8. Subsequent Events

In April 2012 the Company raised an additional $945,000 in aggregate 10% Convertible Debentures with the same terms as those disclosed in Note 5. In connection with the issuance of the debentures, the Company paid commissions to brokers consisting of $63,500 in cash and 71,666 common shares.

In April 2012, the Company issued 34,090 shares with a fair value of $30,000 to a consultant. The Company also granted 50,000 shares to a marketing consultant which will vest based on achievement of certain marketing targets.

Effective May 2, 2012, the Company increased its total number of authorized shares to five hundred fifty million (550,000,000) shares of which five hundred million (500,000,000) shares shall be common stock, par value $0.0001, and fifty million (50,000,000) shares shall be blank check preferred stock, par value $0.0001.

In April 2012, the Company granted restricted common shares in consideration for services as follows:

•	3,365,000 restricted common shares to various consultants
•	187,000 restricted common shares to a director
•	300,000 restricted common shares to the Chief Executive Officer for consulting services and
•	50,000 restricted common shares to Regard, Inc., a related party for placing an employee.

On April 30, 2012 the Company entered into a consulting agreement with FireRock Capital Inc. for certain business advisory services for a period of one year. The Company agreed to pay 500,000 restricted common shares upon execution of the agreement and 166,000 restricted common shares on a quarterly basis. In addition the Company agreed to pay certain incentive fees up to $1,000,000 in common shares at market price, for certain revenue milestones achieved for the Company,  in relation to each strategic business venture introduced by FireRock Capital, Inc.

On various dates in April through June 2012, a total of 654,483 shares were issued from the conversion of convertible debentures to equity.

In May 2012 the Company’s subsidiary, LY Retail, LLC, entered into an operating agreement with Jaxon International, LLC (Jaxon) to manage its operations. LY Retail will pay Jaxon $40,500 per month to cover operating expenses. As consideration for the management agreement LY Retail is entitled to all of the sales profits of Jaxon. Jaxon is owned by a party related to the Chief Executive Officer.

On various dates in May 2012, the Company entered into two bridge notes totaling to $225,000. These notes are due on demand and bear annual interest of 7%. These notes were subsequently converted into 642,857 units related to the May 2012 offering indicated below.

On May 25, 2012 the Company entered into a bridge note with a third party for $300,000. Interest on the note is $15,000 and the note was paid in June 2012. Additionally, the Company issued 50,000 warrants with the note with an exercise price of $0.50 per share. In connection with this note, the Company paid to the broker, a 7% commission and 200,000 warrants with an exercise price of $0.50 per share.

On May 22, 2012 the Company entered into a bridge note with a third party for $200,000. The note and the related interest of $10,000 was repaid in June 2012. In connection with the note, the Company paid loan origination fees of $10,000 and also issued 380,000 warrants with a term of 5 years and an exercise price of $0.50 per share.

On May 31, 2012, the Company completed the sale of units pursuant to a Securities Purchase Agreement dated May 24, 2012, between the Company and certain investors. The total units sold by the Company consisted of (i) 8,904,287 shares of the Company's 8% convertible preferred stock; (ii) Series C warrants to purchase 8,904,287 shares of the Company's common stock which have a five-year term and an initial per share exercise price of $0.50; (iii) Series D warrants to purchase up to 4,452,144 shares of common stock which have a 90 day term and a per share exercise price of $0.35; and (iv) Series E warrants to purchase up to 4,452,144 shares of common stock which have a five-year term and per share exercise price of $0.50. These units were sold for $0.35 per unit resulting in gross proceeds of $3,116,500. The sale included $225,000 from investors that converted existing debt into the offering. In connection with this offering, the Company paid fees to its placement agent consisting of a) cash fees equivalent to 8% of the gross proceeds; b) 5-year warrants equivalent to 8% of the units sold and c) 300,000 restricted shares.

12.  Subsequent Events

Leases

On January 26, 2012, the Company subleased approximately 5,313 square feet of office and warehouse space in Los Angeles California from a related party (“Venice” lease). The lease is a twenty four month operating lease with monthly rent expense of $9,564 per month.

On March 15, 2012, the Company subleased approximately 5,500 square feet of office and warehouse space in Brooklyn New York in conjunction with the acquisition of eOpulence, (the “New York” lease). The lease is one year operating lease with option to extend for 3.5 years. The monthly rent expense is $4,583.33.

On March 22, 2012 the Company leased a corporate apartment in downtown New York. The lease begins April 3, 2012 and is a six month operating lease with monthly rent expense of $2,695.

Adoption of 2012 Stock Plan

On February 24, 2012, the Board and majority shareholders of the Company approved the Luxeyard, Inc. 2012 Stock Option Plan (the “Plan”). 13,050,000 shares of common stock with authorized under this plan. The Plan is intended to recognize the contributions made to the Company by its associates (including associates who are members of the Board of Directors), directors, consultants and advisors of the Company or any Affiliate, to provide such persons with additional incentive to devote themselves to the future success of the Company or an Affiliate, and to improve the ability of the Company or an Affiliate to attract, retain, and motivate individuals upon whom the Company’s sustained growth and financial success depend, by providing such persons with an opportunity to acquire or increase their proprietary interest in the Company. To this end, the Plan provides for the grant of stock options. Stock options granted under the Plan may be Non-Qualified Stock Options or ISOs, as provided herein, except that stock options granted to outside directors and any consultants or advisers providing services to the Company or an Affiliate shall in all cases be Non-Qualified Stock Options.

eOpulence Asset Purchase

On February 22, 2012 our subsidiary, LY Retail, purchased the fixed assets of eOpulence, a New York limited liability Company ("eOpulence") for purchase price consisting options to purchase 300,000 shares of common stock at an exercise price of $.30 per share. The fair market value of the stock options at the purchase date was $260,297. The fair value was calculated using the Black Scholes pricing model with the following assumptions

Risk-free interest rate -2.7%

Dividend yield 0%

Volatility factor 416%

Expected life (years) 3.0 years

Share-based awards

On February 27, 2012, in connection with his employment agreement, the Company granted 200,000 common stock options to our Chief of Business Development Officer.

On March 12, 2012, in connection with his employment agreement, the Company granted 250,000 common stock options to our Executive Vice President of Revenue. He will also be granted an additional 250,000 on attainment of certain milestones.

On February 28, 2012, the Company engaged a consultant for institutional financial public relations. As compensation, the Company will pay the consultant 30,000 common shares per month for a period of one year. Additionally the Company will issue a non-cancellable “Option” for up to 4 million shares of outstanding stock at $.80 per share vesting as soon as practicable, subject to shareholder and/or regulatory approval.

On March 1, 2012 the Company retained a third party as investor relations counsel. The contract is for a minimum of six months for $5,000 a month plus a one-time grant on the initiation of the engagement of restricted shares of common stock with a fair market value of $30,000 on the contract start date. A second grant in the like cash value amount will be granted on the achievement of certain milestones.

Financing

On January 25, 2012, the Company borrowed cash in the amount $25,000 from one of the Company’s shareholders. The loan bears 10 % annual interest and has a maturity of April 20, 2012.

As of April 16, 2012, we sold an aggregate of $2,125,000 debentures in the form of convertible notes, which are convertible into 7,083,334 shares of our common stock, with a conversion price of $0.30 per share, subject to adjustment.